Stockholders' (Deficit) Equity - Additional Information (Detail)	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2015 shares	Mar. 31, 2015 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in common stock authorized	2,678,169	1,137,784
Increase in preferred stock authorized		1,137,784
Common stock shares authorized	5,951,487	3,273,317	5,951,487	2,135,533
Preferred stock shares authorized		2,694,579	2,694,579	1,556,795
Dividends declared | $			$ 0
Dividends paid | $			$ 0
Convertible preferred stock, conversion ratio			In addition, in the event that common stock is issued for an amount less than the conversion price of the Series A and Series A-1 convertible preferred stock in effect immediately prior to such issuance, the conversion price of the Series A and A-1 convertible preferred stock will be reduced to the issuance price of such common stock. As of December 31, 2015, the conversion ratio was 1-for-1.
Convertible preferred stock, conversion ratio			1
Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, conversion ratio			Each share of convertible preferred stock is convertible into a number of shares of common stock equal to its issuance price divided by its conversion price at any time, automatically in the event of an initial public offering (“IPO”) with minimum proceeds of $30.0 million and a price per share of $54.84 (after reverse stock split and exchange ratio), subject to adjustment for stock splits, combinations, reorganizations and the like, or upon the election of the holders of at least 60% of the outstanding convertible preferred stock
Price per share | $ / shares			$ 54.84
Minimum [Member] | Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of initial public offering | $			$ 30,000,000
Convertible preferred stock holders electing for conversion, percent			60.00%
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares authorized			454,020	454,020
Convertible preferred stock dividends per share | $ / shares			$ 1.4625
Price per share | $ / shares			$ 18.28	$ 18.28
Series A-1 Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares authorized			2,240,559	1,102,775
Convertible preferred stock dividends per share | $ / shares			$ 0.5302
Price per share | $ / shares			$ 6.63	$ 6.63